Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other receivables
Schedule of trade, other current receivables and prepayments

	At December 31,
	2025	2024
	$’m	$’m
Trade receivables	351	224
Other receivables and prepayments	114	106
Related party receivables (note 26)	2	2
	467	332

Schedule of movements on the provision for impairment of current trade receivables

	2025	2024
	$'m	$'m
At January 1,	10	3
Provision for impairment of receivables	3	7
Receivables written off during the year as uncollectible	(1)	—
Net remeasurement of loss allowance	(3)	—
Exchange	1	—
At December 31,	10	10

Schedule of ageing analysis of trade receivables past due but not impaired

	At December 31,
	2025	2024
	$'m	$'m
Up to three months past due	5	8
Three to six months past due	—	—
Over six months past due	1	1
	6	9